Balances and Transactions with Related Parties and Affiliated Companies - Transactions (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses:
Other expenses with related parties	$ 57	$ 206	$ 311
Other revenue
Income:
Income from related party transaction	963	814	764
Heineken investment
Income:
Income from related party transaction	3,796	2,530	3,181
Heineken investment | Beer
Expenses:
Purchase of goods from related party transaction	16,006	19,552	23,233
Jugos del Valle, S.A.P.I. de C.V. | Logistic services
Income:
Income from related party transaction	552	514	532
Jugos del Valle, S.A.P.I. de C.V. | Juices
Expenses:
Purchase of goods from related party transaction	4,990	4,102	4,055
BBVA Bancomer, S.A de C.V.
Expenses:
Interest expense and fee paid to related party transaction	472	72	232
BBVA Bancomer, S.A de C.V. | Interest Revenue
Income:
Income from related party transaction	2,297	2,146	1,825
Grupo Financiero Scotiabank Inverlat SA | Interest Revenue
Income:
Income from related party transaction	455	302	295
The Coca-Cola company
Expenses:
Contributions	1,170	2,437	1,482
The Coca-Cola company | Concentrate
Expenses:
Purchase of goods from related party transaction	43,717	37,213	32,222
The Coca-Cola company | Advertising
Expenses:
Services received, related party transaction	545	1,482	865
Grupo Industrial Bimbo, S.A.B. de C. V. | Baked goods and snacks
Expenses:
Purchase of goods from related party transaction	6,101	4,417	5,774
Promotora Industrial Azucarera, S.A. de C.V. | Sugar
Expenses:
Purchase of goods from related party transaction	2,841	2,213	2,123
Beta San Miguel | Sugar
Expenses:
Purchase of goods from related party transaction	724	938	1,023
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) | Canned products
Expenses:
Purchase of goods from related party transaction	577	234	226
AdeS Alimentos y Bebidas
Expenses:
Purchase of goods from related party transaction	0	0	338
Leao Alimentos e Bebidas, L.T.D.A. | Inventories
Expenses:
Purchase of goods from related party transaction	215	1,320	1,253
Ecolab Inc | Materials
Expenses:
Purchase of goods from related party transaction	99	450	340
Grupo Televisa, S.A.B. de C.V. | Advertising
Expenses:
Services received, related party transaction	123	167	148
Grupo Nacional Provincial, S.A.B.
Expenses:
Services received, related party transaction	10	1	7
Fundacion FEMSA, A.C.
Expenses:
Donations to related party transactions	232	144	171
Difusion y Fomento Cultural, A.C.
Expenses:
Donations to related party transactions	20	32	55
Donations to ITESM
Expenses:
Donations to related party transactions	371	208	310
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) | Resine
Expenses:
Purchase of goods from related party transaction	$ 504	$ 416	$ 308